SHARE CAPITAL (Details 2)	Dec. 31, 2018 CAD ($) Year Option	Dec. 31, 2017 CAD ($) Option	Dec. 31, 2016 CAD ($) Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | Option	9,894,211	9,861,114	5,758,200
Outstanding Remaining contractual life (years) | Year	3.25
Outstanding Weighted average exercise price | $	$ 2.311	$ 1.76	$ 0.53
Exercisable Quantity | Option	6,094,596
Exercisable Weighted average exercise price | $	$ 1.71
0.175 - 0.43
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | Option	761,673
Outstanding Remaining contractual life (years) | Year	1.5
Outstanding Weighted average exercise price | $	$ 0.34
Exercisable Quantity | Option	736,662
Exercisable Weighted average exercise price | $	$ 0.35
0.44 - 0.50
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | Option	1,500,000
Outstanding Remaining contractual life (years) | Year	1.32
Outstanding Weighted average exercise price | $	$ 0.45
Exercisable Quantity | Option	1,500,000
Exercisable Weighted average exercise price | $	$ 0.45
0.51 - 0.94
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | Option	1,399,934
Outstanding Remaining contractual life (years) | Year	2.74
Outstanding Weighted average exercise price | $	$ 0.72
Exercisable Quantity | Option	1,168,684
Exercisable Weighted average exercise price | $	$ 0.72
0.95 - 1.25
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | Option	1,019,445
Outstanding Remaining contractual life (years) | Year	3.41
Outstanding Weighted average exercise price | $	$ 1.21
Exercisable Quantity | Option	608,475
Exercisable Weighted average exercise price | $	$ 1.21
1.26 - 1.49
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | Option	415,284
Outstanding Remaining contractual life (years) | Year	3.45
Outstanding Weighted average exercise price | $	$ 1.41
Exercisable Quantity | Option	213,900
Exercisable Weighted average exercise price | $	$ 1.38
1.50 - 3.40
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | Option	1,485,625
Outstanding Remaining contractual life (years) | Year	4.44
Outstanding Weighted average exercise price | $	$ 2.93
Exercisable Quantity | Option	355,625
Exercisable Weighted average exercise price | $	$ 2.63
3.41 - 4.23
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | Option	281,000
Outstanding Remaining contractual life (years) | Year	4.68
Outstanding Weighted average exercise price | $	$ 3.88
Exercisable Quantity | Option	38,750
Exercisable Weighted average exercise price | $	$ 3.89
4.24 - 4.25
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | Option	2,186,250
Outstanding Remaining contractual life (years) | Year	3.97
Outstanding Weighted average exercise price | $	$ 4.25
Exercisable Quantity | Option	1,163,750
Exercisable Weighted average exercise price | $	$ 4.25
4.26 - 5.44
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | Option	452,500
Outstanding Remaining contractual life (years) | Year	4.54
Outstanding Weighted average exercise price | $	$ 4.64
Exercisable Quantity | Option	178,750
Exercisable Weighted average exercise price | $	$ 4.67
5.45 - 6.68
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Quantity | Option	392,500
Outstanding Remaining contractual life (years) | Year	4.15
Outstanding Weighted average exercise price | $	$ 5.77
Exercisable Quantity | Option	130,000
Exercisable Weighted average exercise price | $	$ 5.92